Schedule of compensation award to key management (Details) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
Related Party Transactions And Balances
Total compensation paid to key management	$ 359,069	$ 392,490	$ 1,067,212	$ 1,836,583
Share based payments	$ 184,506	$ 323,233	$ 547,790	$ 1,581,037